Cover	Dec. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2021
Entity File Number	001-37916
Entity Registrant Name	SRAX, INC.
Entity Central Index Key	0001538217
Entity Tax Identification Number	45-2925231
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	456 Seaton Street
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90013
City Area Code	(323)
Local Phone Number	694-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common stock
Trading Symbol	SRAX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	not applicable